SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Estimated Amortization Expense (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Expected annual amortization expense
2022		$ 1,007,095
2023		1,007,095
2024		998,291
2025		944,368
2026		841,215
Thereafter		3,777,171
Total	$ 8,323,460	$ 8,575,235	$ 5,043,021	$ 456,365
Acquired Finite Lived Intangible Assets [Member]
Expected annual amortization expense
Remainder of 2021	755,321
2022	1,007,095
2023	998,291
2024	944,368
2025	841,215
2026	743,118
Total	$ 5,289,408